Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Related parties
22.	Related parties

Transactions with related entities -

During 2024, 2023 and 2022, the Company carried out the following transactions with its parent company Inversiones ASPI S.A. and its other related parties:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Income
Parent
Inversiones ASPI S.A. (ASPI)
Fees for management and administrative services	88	88	100
Income from office lease	16	16	16

Other related parties
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 24	1,224	1,150	1,200
Income from office lease	357	259	244

Fosfatos del Pacífico S.A. (Fospac)
Fees for management and administrative services	144	143	46
Income from office lease	16	16	16

Fossal S.A.A.(Fossal)
Fees for management and administrative services	44	44	52
Income from office lease	16	16	16

Asociación Sumac Tarpuy
Income from office lease	16	16	16

Expense
Other related parties
Security services provided by Compañía Minera Ares S.A.C.	(2,570)	(1,940)	(2,110)

As a result of these transactions, the Company had the following rights and obligations as of December 31, 2024 and 2023:

	2024		2023
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Parent
Inversiones ASPI S.A.	115	-	89	-
	115	-	89	-

Other related parties
Fosfatos del Pacífico S.A.	1,409	23	1,413	305
Compañía Minera Ares S.A.C.	231	-	315	211
Fossal S.A.A.	126	-	52	-
Other	88	-	104	-
	1,854	23	1,884	516
	1,969	23	1,973	516

Terms and conditions of transactions with related parties -

Outstanding balances with related parties at the year-end are unsecured and interest free and settlement occurs in cash. For the years ended December 31, 2024, 2023 and 2022, the Group had not recorded an allowance for expected credit losses relating to amounts owed by related parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

Compensation of key management personnel of the Group –

The compensation paid to key management personnel includes expenses for profit-sharing, compensation and other concepts for members of the Board of Directors and the key management. For the year ended December 31, 2024, the total short-term compensation amounted to S/27,704,000 (2023: S/28,922,000 and 2022: S/26,066,000) and the total long-term compensation amounted to S/7,167,000 (2023: S/7,632,000 and 2022: S/8,272,000), and there were no post-employment or contract termination benefits or share-payments.